Risk Management - Schedule of Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		R$ 418,464		R$ 418,464		R$ 42,435
Derivative financial instruments		24,967		24,967		29,016
Cash and cash equivalents		6,108,366	R$ 5,106,399	6,108,366	R$ 5,106,399	3,863,395	R$ 7,471,673
Financial Investments		2,509,765		2,509,765		2,891,089
Consumer loans		27,436,458		27,436,458		20,913,519
Other receivables		2,821,907		2,821,907		1,911,010
Total		40,181,881		40,181,881		32,933,941
Fair Value of financial instruments measured at fair value through profit or loss		20,522		20,522		15,751
Derivative financial instruments		20,522		20,522		15,751
Third-party funds		35,831,663		35,831,663		29,974,830
Trade payables		6,536,378		6,536,378		5,497,113
Obligations to FIDC FGTS quota holders		12,355		12,355		15,751
Total		4,121,698	R$ 2,468,669	7,634,126	R$ 4,532,599
Carrying amount [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		29,016		29,016		24,967
Derivative financial instruments		29,016		29,016		24,967
Fair Value of financial instruments measured at amortized cost		33,758,513		33,758,513		41,798,827
Cash and cash equivalents		3,863,395		3,863,395		6,108,366
Financial Investments		2,891,089		2,891,089		2,509,765
Amounts receivable from card issuers		3,273,306		3,273,306		2,823,232
Consumer loans		20,946,698		20,946,698		27,535,557
Other receivables	[1]	2,784,025		2,784,025		2,821,907
Total		33,787,529		33,787,529		41,823,794
Fair Value of financial instruments measured at fair value through profit or loss		20,522		20,522		15,751
Derivative financial instruments		20,522		20,522		15,751
Fair Value of financial instruments measured at amortized cost		43,930,781		43,930,781		36,287,500
Trade payables		6,536,378		6,536,378		5,497,113
Obligations to FIDC FGTS quota holders		2,090,938		2,090,938		815,557
Total				43,951,303		36,303,251
Carrying amount [Member] | Payment accounts [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		1,185,726		1,185,726		856,573
Carrying amount [Member] | CDB’s [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		32,799,587		32,799,587		27,838,964
Carrying amount [Member] | Financial Instruments [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		802,216		802,216		752,571
Carrying amount [Member] | Others [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		515,936		515,936		526,722
Fair value [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		29,016		29,016		24,967
Derivative financial instruments		29,016		29,016		24,967
Fair Value of financial instruments measured at amortized cost		33,725,334		33,725,334		41,699,728
Cash and cash equivalents		3,863,395		3,863,395		6,108,366
Financial Investments		2,891,089		2,891,089		2,509,765
Amounts receivable from card issuers		3,273,306		3,273,306		2,823,232
Consumer loans		20,913,519		20,913,519		27,436,458
Other receivables	[1]	2,784,025		2,784,025		2,821,907
Total		33,754,350		33,754,350		41,724,696
Fair Value of financial instruments measured at fair value through profit or loss		20,522		20,522		15,751
Derivative financial instruments		20,522		20,522		15,751
Fair Value of financial instruments measured at amortized cost		43,930,781		43,930,781		36,287,500
Trade payables		6,536,378		6,536,378		5,497,113
Obligations to FIDC FGTS quota holders		2,090,938		2,090,938		815,557
Total				43,951,303		36,303,251
Fair value [Member] | Payment accounts [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		1,185,726		1,185,726		856,573
Fair value [Member] | CDB’s [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		32,799,587		32,799,587		27,838,964
Fair value [Member] | Financial Instruments [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		802,216		802,216		752,571
Fair value [Member] | Others [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		R$ 515,936		R$ 515,936		R$ 526,722

[1]	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.